Matthews Pacific Tiger Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 100.4%

	Shares	Value

CHINA/HONG KONG: 46.6%
Tencent Holdings, Ltd.	3,588,600	$139,108,344
Alibaba Group Holding, Ltd.[b]	11,916,000	129,195,494
Meituan Class Bb,c,d	7,959,760	115,227,009
Yum China Holdings, Inc.	1,420,143	79,130,368
CITIC Securities Co., Ltd. H Shares	37,808,600	76,327,384
China Resources Beer Holdings Co., Ltd.	13,543,775	73,982,052
Kweichow Moutai Co., Ltd. A Shares	286,973	71,239,727
Hong Kong Exchanges & Clearing, Ltd.	1,871,400	69,452,840
Shenzhen Inovance Technology Co., Ltd. A Shares	7,407,685	67,756,428
AIA Group, Ltd.	7,811,000	63,168,705
KE Holdings, Inc. ADR	3,935,772	61,083,181
China Resources Mixc Lifestyle Services, Ltd.[c,d]	13,470,830	54,222,197
Contemporary Amperex Technology Co., Ltd. A Shares	1,595,979	44,621,843
China Tourism Group Duty Free Corp., Ltd. A Shares	2,799,073	41,017,621
Kuaishou Technology[b,c,d]	4,452,000	35,418,828
Wuxi Biologics Cayman, Inc.[b,c,d]	6,077,500	35,321,568
Will Semiconductor Co., Ltd. Shanghai A Shares	2,585,272	33,105,966
Shandong Sinocera Functional Material Co., Ltd. A Shares	8,526,828	31,995,589
StarPower Semiconductor, Ltd. A Shares	1,079,889	26,647,593
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	670,520	24,938,676
Sany Heavy Industry Co., Ltd. A Shares	10,620,461	23,218,236
ENN Energy Holdings, Ltd.	2,654,500	21,873,613
Alibaba Group Holding, Ltd. ADR[b]	160,220	13,897,483

Total China/Hong Kong		1,331,950,745

INDIA: 16.7%
ICICI Bank, Ltd.	7,765,666	88,969,685
Titan Co., Ltd.	2,003,563	75,788,867
Pidilite Industries, Ltd.	2,280,498	66,886,085
Tata Consultancy Services, Ltd.	1,427,939	60,462,075
HDFC Bank, Ltd.	3,294,516	60,421,143
Ashok Leyland, Ltd.	22,226,160	47,268,245
Dabur India, Ltd.	6,944,091	46,011,482
Tata Power Co., Ltd.	10,295,802	32,447,591

Total India		478,255,173

TAIWAN: 15.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	12,206,000	199,034,017
Chailease Holding Co., Ltd.	10,695,982	60,060,519
Delta Electronics, Inc.	4,662,182	46,957,124
MediaTek, Inc.	1,608,000	36,763,492
E Ink Holdings, Inc.	6,174,000	34,426,148
Accton Technology Corp.	2,117,000	32,479,399
Uni-President Enterprises Corp.	10,394,000	22,590,946
Eclat Textile Co., Ltd.	1,459,000	22,015,341

Total Taiwan		454,326,986

	Shares	Value

SOUTH KOREA: 11.1%
Samsung Electronics Co., Ltd.	4,101,421	$207,343,786
NAVER Corp.	307,442	45,967,113
Samsung Engineering Co., Ltd.[b]	1,878,386	42,032,806
HL Mando Co., Ltd.	393,020	12,231,714
Orion Corp.	89,705	8,550,849

Total South Korea		316,126,268

INDONESIA: 3.2%
PT Bank Central Asia Tbk	160,061,600	91,192,683

Total Indonesia		91,192,683

THAILAND: 2.9%
Central Pattana Public Co., Ltd.	48,936,200	84,291,070

Total Thailand		84,291,070

VIETNAM: 2.5%
Vietnam Dairy Products JSC	18,369,028	56,029,283
FPT Corp.	4,074,142	15,531,338

Total Vietnam		71,560,621

PHILIPPINES: 1.5%
SM Prime Holdings, Inc.	81,671,571	43,737,813

Total Philippines		43,737,813

TOTAL INVESTMENTS: 100.4%		2,871,441,359
(Cost $2,738,734,523)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.4%)		(11,438,045)

NET ASSETS: 100.0%		$2,860,003,314

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $240,189,602, which is 8.40% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

1	MATTHEWS ASIA FUNDS